Schedule of Accruals and Other Payables (Details) - USD ($)	Dec. 31, 2020	Sep. 30, 2020
Payables and Accruals [Abstract]
Salaries payable	$ 83,061	$ 61,761
Directors’ fees	435,750	398,250
Other payables and accrued expenses	434,565	330,006
Other provisions	735,328	735,328
Total	$ 1,718,655	$ 1,535,335